                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-09152
                    -----------------------------------------
                           The STAAR Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                  604 McKnight Park Dr., Pittsburgh, PA 15237
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)
                                 Andre Weisbrod
                           The STAAR Investment Trust
                            604 McKnight Park Drive
                              Pittsburgh, PA 15237
--------------------------------------------------------------------------------
                    (Name and address of agent for service)
       Registrant's telephone number, including area code: 1-412-367-9076
                            -----------------------
                   Date of fiscal year end: December 31, 2006
                   ------------------------------------------
        Date of reporting period: January 1, 2007 through June 29, 2007
               --------------------------------------------------
     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is included herewith.

[STAAR(SM) Investment Trust Logo]

Semi-Annual Report
January 1, 2007 to June 29, 2007

Discovering A World of Opportunity
(Picture here)

This Annual Report is not authorized for distribution to prospective investors unless preceded or accompanied by a STAAR Investment Trust prospectus. Please contact 1-800-332-7738 PIN 3370 for a current copy of the prospectus. Review the prospectus carefully before investing.

604 McKnight Park Dr.
Pittsburgh, PA 15237
412-367-9076
Fax 412-367-9141
Web Site: www.staarfunds.com
Email: staarbase@aol.com

LETTER TO SHAREHOLDERS
August 31, 2007

Dear Shareholder:

                           50 YEARS OF BULLS AND BEARS
                             July 1957-June 30, 2007

           End of Month   Tot Return   Years
           ------------   ----------   -----
    FROM      Jul-57
BEAR  TO      Dec-57        -14.95%     0.42
 BULL TO      Dec-61        104.61%     4.00
BEAR  TO      Jun-62        -22.28%     0.50
 BULL TO      Jan-66         90.07%     3.59
BEAR  TO      Sep-66        -15.64%     0.66
 BULL TO      Nov-68         52.01%     2.17
BEAR  TO      Jun-70        -29.25%     1.58
 BULL TO      Dec-72         75.58%     2.51
BEAR  TO      Sep-74        -42.63%     1.75
 BULL TO      Dec-76         85.85%     2.25
BEAR  TO      Feb-78        -14.13%     1.16
 BULL TO      Nov-80         86.52%     2.76
BEAR  TO      Sep-81        -13.94%     0.83
 BULL TO      Aug-87        268.29%     5.92
BEAR  TO      Nov-87        -29.53%     0.25
 BULL TO      May-90         71.20%     2.50
BEAR  TO      Oct-90        -14.70%     0.42
 BULL TO      Jun-98        354.80%     7.67
BEAR  TO      Aug-98        -15.37%     0.17
 BULL TO      Aug-00         62.64%     2.00
BEAR  TO      Sep-02        -44.73%     2.08
 BULL TO      Jun-07        107.84%     4.75
BEAR  TO       ?????          ????      ????

     The first half of 2007 saw the stock market continue its bull run. Overall global growth and healthy company earnings overshadowed problems in the mortgage markets.

     In my June 1, 2007 "STAAR Report" provided to shareholders and clients, I wrote the following:

     "The dilemma facing investors is that the longer and higher this market goes the higher the risk of entering the next bear market. And with a downside risk as high as almost -45% (2000-2003), it is a serious consideration.

          In my over 26 years watching investment markets as a professional adviser, I have seen many different markets and economic conditions. And I have learned that predicting with any certainty short-term is extremely difficult. I don't know what the markets will do in June.

          What I can say is that the risk is higher today than it was a couple years ago and prudent investors should always consider risks when making investment decisions. Right now most trends are positive. But the environment could change quickly."

     Indeed, by the end of July the market was weakening and in August we have seen an intra-day low reaching over 12% below the 2007 S&P 500 peak. But after a dramatic same-day reversal the market did not close even 10% below the July 19 high. The question at this writing is whether the correction is over and if not, will it qualify as a bear market on my end of month criteria. As of the August 28 close it was down less than 5% from the end of June.

     Our style has been to try and make risk management a priority even if it results in less performance as markets rise strongly. In the second half of 2006 this caused most of our accounts to under perform the markets. However, in 2007 even with our conservatism I am pleased with our overall performance through June.

     On a long-term basis the S&P 500 Index has experienced a price appreciation of just over 8% annualized. Charts A & B show the S&P 500 stock index since 1950 against a straight 8.0% appreciation line. My logic assumes the long-term market return is approximately 10.5% per year, including 2.5% attributed to dividends reinvested and the rest (8%) to capital appreciation during the modern era. (Dividend rates were higher in the first half of the last century and in recent years have been under 2%.)

CHART A: 1950-1983

                               (PERFORMANCE GRAPH)

     As you can see the market appreciated much faster than 8% through the 1960's. And the bear market that started in 1973 brought the appreciation to well under the 8% line. It did not significantly exceed 8% again until 1997. Then it went crazy and Chart B shows the distortion that was the 1999 bubble. The 2000-2002 bear market brought it back under the 8% line again and only in 2007 did it again race ahead. This was one of the reasons we were more cautious in the second half of 2006. After the recent correction it is still not below the 8% line.

                               CHART B: 1983-2007

                               (PERFORMANCE GRAPH)

     A reasonable person can assume that if she invests below the line she might have a decent probability of exceeding an 8% appreciation over a 10 or 20- year period and if she is above the line, a probability achieving less of a return. Excess above the line is a clear warning sign and excess below the line indicates a significant buying opportunity. Right now the market is not in a position of excess and that is also confirmed by the fact that the S&P 500 is near its long-term average price-earnings ratio (PE).

     One additional note. If you subscribe to a theory whereby technologically driven productivity can sustain a higher growth rate, one might use an 8.25% or even an 8.5% appreciation rate. In that case, the current market would still be well under the line. However, I am more comfortable with the 8% assumption.

     As I look ahead, I am cognizant of the length of the current bull market as well as the weaknesses in the economy right now. Therefore, I remain cautious in spite of the recent brief correction. At the same time I am also aware of the continued resilience of the US economy and unprecedented productive growth trends globally. Since the market is fairly valued we do not want to be overly cautious. We will stay mostly invested but keep a bit of cash on the sidelines.

     At the end of the day we prefer optimism to pessimism and look to discover ideas in a vast world of opportunities. We will always be looking to add knowledge and wisdom in our efforts to add value to your investments.

     Among our goals over the next year are to grow our assets through good management and the addition of new shareholders. That will allow us to reduce expense ratios, which will improve net investment performance. We also are in the process of updating and improving our web site to make it more useful to our shareholders.

     Finally, if you ever have any questions or concerns about the STAAR Funds or just want to chat or make a suggestion, please call shareholder services. And if you would like to speak to me personally, just ask for me. If I am unavailable when you call my goal will be to return your call within two business days unless I am out of town. We care about you and value your business greatly.

     On behalf of the Trustees and people of STAAR Financial Advisors, Inc., thank you for your confidence and support.

                                      Sincerely Yours,


                                      J. Andre Weisbrod, Trustee
                                      President, STAAR Financial Advisors, Inc.,
                                      Advisor to the Trust


STAAR Investment Trust Semi-Annual Report 06/30/07    (Published 8/31/07) Page 2

Perspective & Performance

Indexes used for comparisons are selected as being closest to each Fund's objectives.

ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)

A multi-asset global fund of funds that invest in assets that offer opportunities for growth.

Chart: Growth of $10,000
Ten Years, 7/1/1997-06/30/2007
ACF - $18,887   S&P 500 Index - $19,906

          The AltCat Fund's performance for the first six months of 2007 exceeded the return of its benchmark index (the S&P 500). Among the biggest factors affecting performance so far in 2007 was to maintain strong international and domestic positions yet at the same time continuing to have a conservative stance by holding a greater percentage of assets in cash equivalents than usual. Since last year, our evaluation of the overall market conditions led us to conclude that the risk factors had increased substantially and caution was warranted.

          This proved wise as volatility increased with June experiencing a drop and since a peak in July the S&P 500 has been down as much as nearly 8% as of this writing in mid August. Both the Russell 2000 small company index and the EAFE international index have experienced similar volatility and small cap stocks have been down as much as 12% since the peak.

          The first six months saw the international markets outpace the US domestic markets, with emerging markets leading the way. Natural resources and energy were also strong. Most of our other positions performed well except for healthcare sector and a couple diversified mutual funds.

          Our best performers were iShares Malaysia (+28.4%), Franklin Natural Resources A (+22.8%), iShares Australia (+20.7%) and Vanguard Energy Fund (+19.2%). Our worst performers included iShares Japan (+2.8%), iShares Global Health (+3.9%) and the Muhlenkamp Fund (+4.3%).

          Significant changes in the portfolio included the purchase of ProShares UltraShort S&P 500 in late June as a hedge against a possible market correction. We also reduced or closed positions in iShares DJ US
Pharmaceuticals, Franklin Mutual Discovery, iShares Malaysia and iShares SC 600/Barra value Index.

          Going into the second half of 2007, we were concerned about growing risks and the potential for increased volatility. We maintained our cash positions at over 10%. We added to some "hedge" positions that would offer a counterbalance if the markets dropped. Perhaps it would be appropriate to repeat form our Annual Report comments:

          "While the AltCat Fund trailed in 2006, its overall performance over the last seven years has been excellent. We continue to maintain a wide diversification of investments globally and in sectors, trying to identify and take advantage of trends. As the current markets rise, it might be helpful to remember our tendency to be conservative. As the great 1990's bull market run climaxed in a huge 1999 performance, we began employing a more conservative strategy. When the bubble burst in 2000, we were positioned to avoid the worst of the sell-off, which lasted the better part of three years. From 2000 through 2002, when the S&P 500 lost 37.5% and the NASDAQ 67.2%, the ACF lost only 23.3%."

                                                          THREE        FIVE        TEN          SINCE         SINCE
                                                         YR. AVG.    YR. AVG.    YR. AVG.       PUBLIC       PRIVATE
TOTAL RETURNS* FOR PERIODS     LAST     YEAR-     ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
      ENDING 6/30/07         QUARTER   TO-DATE   YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
--------------------------   -------   -------   ----   ---------   ---------   ---------   ------------   -----------
AltCat Fund (ACF)              7.9%     10.5%    19.1%    15.1%       12.1%        6.6%         6.9%           7.0%
S&P 500 INDEX                  6.3%      7.0%    20.6%    11.7%       10.7%        7.1%         7.5%           9.4%

Portfolio Turnover 2.01%

          Management waived $.03 per share of fees in 2003

The S&P500 is a broad index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average, which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses.

*    Total returns include reinvested dividends and gains.


STAAR Investment Trust Semi-Annual Report 06/30/07    (Published 8/31/07) Page 3

GENERAL BOND FUND (GBF)

A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

Chart: Growth of $10,000
Ten Years, 7/1/1997-06/30/2007
GBF - $15,534   Lehman Bros Intermed Gov/Cred Index Index - $17,349

     As interest rates rose in the second quarter, our shorter maturities caused the General Bond Fund to hold its value better than the overall bond market. The higher quality of the holdings also helped protect value as the sub-prime credit markets came on hard times.

     Bond market volatility has been caused by concerns over increasing defaults in the mortgage markets and concerns about inflation. Interest rates have come down recently due to the Federal Reserve's intervention in the credit markets. While many hope the Fed will reduce the Fed Funds rate, the threat of inflation could override a rate reduction. The future of interest rates is uncertain.

     There were no issues in the purchase or sale of any individual security that affected performance materially. Our strategy is to continue to seek opportunities to acquire higher-yielding securities without compromising the quality standards of the Funds objectives. Every effort will be made to market the Fund so that assets can grow to a level where expense ratios can be effectively reduced.

                                                                 THREE        FIVE        TEN          SINCE         SINCE
                                                                YR. AVG.    YR. AVG.    YR. AVG.       PUBLIC       PRIVATE
    TOTAL RETURNS* FOR PERIODS        LAST     YEAR-     ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
          ENDING 6/30/07            QUARTER   TO-DATE   YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
---------------------------------   -------   -------   ----   ---------   ---------   ---------   ------------   -----------
General Bond Fund (GBF)               0.5%      1.5%    3.9%      2.2%        2.8%        4.5%         4.6%           4.4%
Lehman Bros Intermed Gov/Cred Idx    -0.2%      1.4%    5.8%      3.4%        4.2%        5.7%         5.8%           5.7%

Current Yield as of 06/29/07...        3.47%**
Average Maturity...............   1.6 Years
S.E.C. Yield as of 06/29/07....        2.48%***
Portfolio Turnover.............       18.51%

          Management waived $.01 per share of fees in 2006, $.02 in 2005 and $.03 in 2003.

The Lehman Bros. Intermediate Gov't/Credit Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses.

INTERNATIONAL FUND (INTF)

A fund of funds investing in funds that primarily invest in foreign stocks, including emerging markets. Individual stocks may be owned.

Chart: Growth of $10,000
Ten Years, 7/1/1997-06/30/2007
INTF - $18,873   EAFE Index - $20,920

          International markets continued to lead during the first half of 2007. The INTF beat the EAFE index during the period despite our maintaining a more conservative stance with over 10% of the portfolio held in cash equivalents.

          The best performers among our holdings for the first six months were iShares Malaysia (+28.4%), iShares Singapore (+21.6%), iShares Australia (+20.7%), Putnam Intl Capital Opportunities A (+15.3%) and Templeton Developing Markets A (+14.9%). Disappointments included iShares Japan (+2.7%), and Marsico Intl Opportunities Fund (+7.5%). There were no significant changes in the portfolio except to maintain allocations and make adjustments to certain positions. The most significant adjustments were to reduce exposure to iShares Malaysia, iShares Spain, Marsico International Opportunities and Harbor International.

          International markets offer great diversity and our analysis indicates a greater upside potential than in domestic U.S. stocks. We continue to analyze trends in various countries and use exchange-traded funds (ETFs) to take advantage of single country and regional stock market opportunities.

                                                          THREE        FIVE        TEN          SINCE          SINCE
                                                         YR. AVG.    YR. AVG.    YR. AVG.       PUBLIC        PRIVATE
TOTAL RETURNS* FOR PERIODS     LAST     YEAR-     ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION      INCEPTION
      ENDING 6/30/07         QUARTER   TO-DATE   YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)    (4/4/96)(1)
--------------------------   -------   -------   ----   ---------   ---------   ---------   -------------   -----------
International Fund (INTF)      7.6%     10.2%    25.8%    21.9%       16.2%        6.6%          6.9%           7.9%
EAFE Index                     6.4%     10.7%    27.0%    22.2%       17.7%        7.7%          8.0%           8.1%

Portfolio Turnover.............   0.30%

          Management waived $.02 of fees in 2003. The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses.

*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07)  Page 4

LARGER COMPANY STOCK FUND (LCSF)

A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

Chart: Growth of $10,000
Ten Years, 7/1/1997-06/30/2007
LCSF - $16,663   S&P 500 Index - $19,906

          In spite of holding over 7% in cash equivalents, the LCSF managed to match the S&P 500 for the first half of 2007. The stock market has seen significant gains since 2002 and much of it has occurred without significant volatility. As the market rose higher, we became increasingly concerned about additional risks.

          In evaluating LCSF performance in 2007 Hartland Select Value Fund (+14.0%), Calamos Growth Fund (+11.3%), American Funds Fundamental Growth A (+11.2%) and iShares GS Network Index (+11.0%) led the way. Disappointing performance was turned in by iShares DJ Select Dividend Index (+3.3%) and Franklin Rising Dividends A (+4.5%).

          In late June we added ProShares UltraShort S&P 500 as a hedge against a possible market correction. Otherwise, the most significant adjustments were to reduce exposure to Franklin Rising Dividends, Calamos Growth, iShares DJ US Tech Sector and iShares GS Networking.

          Our strategy going forward will be to continuously evaluate our underlying fund holdings and make changes that we think will improve return potential and/or manage risks effectively. We have gradually increased our use of Exchange Traded Funds (ETFs), which offer efficiency, flexibility and a wide choice of sectors. Our goal is to employ a mix of positions that will meet or beat the S&P 500 and to grow the Fund so that expense ratios can be reduced. In addition we will employ cash positions and occasional hedge positions to manage risks.

          Repeating from our annual report, "our tendency to err on the conservative side paid off from 2000 through 2002. When the S&P 500 lost 37.5% and NASDAQ tumbled over 60%, the LCSF lost only 28.2% and it outperformed the S&P 500 from 2000 through the end of 2006."

                                                          THREE        FIVE        TEN          SINCE         SINCE
                                                         YR. AVG.    YR. AVG.    YR. AVG.       PUBLIC       PRIVATE
TOTAL RETURNS* FOR PERIODS     LAST     YEAR-     ONE     ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
      ENDING 6/30/07         QUARTER   TO-DATE   YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
--------------------------   -------   -------   ----   ---------   ---------   ---------   ------------   -----------
Larger Co. Stock Fd (LCSF)     5.4%      7.0%    14.3%     9.2%        7.9%        5.2%         5.6%           6.8%
S&P 500 Index                  6.3%      7.0%    20.6%    11.7%       10.7%        7.1%         7.5%           9.4%

Portfolio Turnover: 1.36%

          Management waived $.03 of fees in 2003. The S&P500 is a broad index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average, which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses.


STAAR Investment Trust Semi-Annual Report 06/30/07    (Published 8/31/07) Page 5

SHORT TERM BOND FUND (STBF)

A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

Chart: Growth of $10,000
Ten Years, 7/1/1997-06/30/2007
STBF - $15,954   LB 1-3 Year Govt Index - $15,852

     As interest rates rose in the second quarter, the Short Term Bond Fund held its value better than the overall bond market. The higher quality of the holdings also helped protect value as the sub-prime credit markets came on hard times.

     Bond market volatility has been caused by concerns over increasing defaults in the mortgage markets and concerns about inflation. Interest rates have come down recently due to the Federal Reserve's intervention in the credit markets. While many hope the Fed will reduce the Fed Funds rate, the threat of inflation could override a rate reduction. The future of interest rates is uncertain.

     There were no issues in the purchase or sale of any individual security that affected performance materially. Our strategy is to continue to seek opportunities to acquire higher-yielding securities without compromising the quality standards of the Funds objectives. Every effort will be made to market the Fund so that assets can grow to a level where expense ratios can be effectively reduced.


                                                                  THREE YR.    FIVE YR.    TEN YR.        SINCE         SINCE
                                                                     AVG.        AVG.        AVG.        PUBLIC        PRIVATE
                                    LAST    YEAR-TO-                ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
   FOR PERIODS ENDING 6/30/07     QUARTER     DATE     ONE YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
-------------------------------   -------   --------   --------   ---------   ---------   ---------   ------------   -----------
Short Term Bond Fd (STBF)           0.7%       1.8%       4.3%        2.1%        3.3%        4.8%        5.0%           4.9%
LEHMAN BROS 1-3 YEAR GOVT INDEX     0.7%       2.1%       5.2%        3.0%        2.9%        4.7%        4.8%           4.9%

Current Yield as of 06/29/07...      3.81%**
Average Maturity...............   1.2 Yrs
S.E.C. Yield as of 06/29/07....      2.74%***
Portfolio Turnover.............     26.77%

Management waived $.01 per share of fees in 2006 and $.03 in both 2005 and 2003.

The Lehman Bros. 1-3 Government Bond Index includes both the Treasury Bond index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). Bonds will have maturities between 1 and 3 years.

SMALLER COMPANY STOCK FUND (SCSF)

A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

Chart: Growth of $10,000
Ten Years, 7/1/1997-06/30/2007
SCSF - $25,468   Russell 2000 Index - $23,803

          Our positioning has been working well so far in 2007. We think value stocks may out perform growth. We will be looking for opportunities to enhance performance as the year progresses while keeping an eye on the risk factors. To that end we will take reasonable cash positions as well as utilize some hedges when we think risks have increased enough to warrant greater caution. For the ten-year period as well as since inception the SCSF is ahead of the Russell 2000.

          Among our holdings we are pleased with the performance of, the Wasatch Small Cap Value Fund (+13.2%), the Royce Opportunity Fund (+12.7%), Columbia Acorn Z (+11.4%) and the Royce Microcap Fund (+10.1%). Disappointments included Bjurman, Barry Microcap fund (+4.4%) and Munder Small Cap Value fund (+5.8%).

          There were no significant changes in the portfolio except to maintain allocations and make adjustments to certain positions. The most significant adjustments were to reduce exposure to or close Franklin Microcap Value Fd, iShares DJ US Pharmaceuticals, iShares DJ US Medical Devices, Hennessey Cornerstone Growth, iShares Russell 2000 index, Gartmore SmallCap and Bjurman Barry Miicrocap.

          Our strategy going forward will be to continuously evaluate our underlying fund holdings and make changes that we think will improve return potential and/or manage risks effectively. Our goal is to employ a mix of positions that will meet or beat the Russell 2000 and to grow the Fund so that expense ratios can be reduced.

                                                              THREE YR.    FIVE YR.    TEN YR.        SINCE         SINCE
                                                                 AVG.        AVG.        AVG.        PUBLIC        PRIVATE
                                LAST    YEAR-TO-                ANNUAL      ANNUAL      ANNUAL      INCEPTION     INCEPTION
 FOR PERIODS ENDING 6/30/07   QUARTER     DATE     ONE YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)(1)   (4/4/96)(1)
---------------------------   -------   --------   --------   ---------   ---------   ---------   ------------   -----------
Smaller Co. Stock Fd (SCSF)     5.4%      8.5%       16.5%      12.5%        9.6%        9.8%         10.2%          9.9%
RUSSELL 2000 INDEX              4.4%      6.5%       16.4%      13.5%       13.9%        9.1%          9.5%          9.8%

Portfolio Turnover 37.46%

          Management waived $.03 per share of fees in 2003. The Russell 2000 Index is an unmanaged total return index of the smallest 2000 companies in the Russell 3000 Index and is generally considered in the industry as representing the universe of small company stocks. The index is unmanaged and has no expenses.

*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

(1) The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

FOR PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT WWW.STAARFUNDS.COM


STAAR Investment Trust Semi-Annual Report 06/30/07    (Published 8/31/07) Page 6

                   STAAR INVESTMENT TRUST FINANCIAL STATEMENTS

STAAR Investment Trust Portfolio Holdings as of 06/30/07

ALTCAT FUND Portfolio Valuation 06/30/2007

                                                              UNIT                                                UNREALIZED
                 POSITION                           SHARES    COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                 --------                          -------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                 439,117     1.00     1.00     439,117     439,117    12.9%             0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
   iShares Russell Midcap Value Index Fund             500   112.85   157.46      56,424      78,730     2.3%        22,307
   iShares S&P 500/Barra Value Index Fund            1,000    56.10    81.70      56,098      81,700     2.4%        25,602
   iShares S&P Global Healthcare Sect Index Fund       500    57.28    59.16      28,640      29,580     0.9%           940
   iShares S&P Global Tech Sect Index Fund             900    56.69    62.93      51,017      56,637     1.7%         5,620
   Muhlenkamp Fund                                   2,284    45.26    90.92     103,370     207,666     6.1%       104,296
                                                                               ---------   ---------    ----      ---------
         SUBTOTAL                                                                295,549     454,313    13.4%       158,765

LARGER COMPANY HEDGE FUNDS
   ProShares UltraShort S&P500                       1,008    53.88    52.72      54,313      53,143     1.6%        (1,170)
                                                                               ---------   ---------    ----      ---------
         SUBTOTAL                                                                 54,313      53,143     1.6%        (1,170)

US SMALLER CO. STOCKS/MUTUAL FUNDS
   iShares S&P SC 600/Barra Value Index Fund           600    54.49    79.40      32,696      47,640     1.4%        14,944
                                                                               ---------   ---------    ----      ---------
         SUBTOTAL                                                                 32,696      47,640     1.4%        14,944

GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
   Franklin Mutual Series Discovery Fund A          10,116    20.58    33.95     208,172     343,443    10.1%       135,271
   AF SmallCap World Fund                            5,272    24.91    45.54     131,332     240,077     7.1%       108,745
                                                                               ---------   ---------    ----      ---------
         SUBTOTAL                                                                339,504     583,520    17.2%       244,016

ALTERNATIVE CATEGORIES
   Eaton Vance Greater India A                       1,767    23.50    29.16      41,529      51,532     1.5%        10,003
   Franklin Natural Resources Fund A                 9,407    18.21    40.87     171,271     384,484    11.3%       213,213
   iShares GS Networking Index Fund                    500    29.25    35.70      14,627      17,850     0.5%         3,223
   iShares DJ US Basic Materials Sector Index          500    49.29    70.22      24,646      35,110     1.0%        10,464
   iShares DJ US Healthcare Sector Index             1,000    56.42    69.54      56,417      69,540     2.0%        13,123
   iShares DJ US Medical Devices Index Fund            500    47.40    55.14      23,701      27,570     0.8%         3,869
   iShares DJ US Telecomm. Sector Index              1,000    23.22    33.71      23,219      33,710     1.0%        10,491
   iShares MSCI Australia Index                      1,500    16.48    28.47      24,716      42,705     1.3%        17,989
   iShares MSCI EAFE Value Index                       300    71.07    78.34      21,320      23,502     0.7%         2,182
   iShares MSCI Japan Index                          2,000    12.22    14.51      24,442      29,020     0.9%         4,578
   iShares MSCI Malaysia Index Fund                  2,500     7.27    11.80      18,165      29,500     0.9%        11,336
   Ivy Pacific Opportunities Fund A                 11,773     8.53    19.28     100,367     226,986     6.7%       126,619
   John Hancock Tech Leaders A                       2,538     8.79    10.68      22,306      27,109     0.8%         4,803
   Live Oak Health Sciences                         13,621    11.01    11.98     150,000     163,179     4.8%        13,179
   Matthews Asian Growth and Income                  4,441    15.84    20.12      70,325      89,355     2.6%        19,029
   Neuberger & Berman Focus Adv                      6,950    16.55    17.33     115,048     120,451     3.5%         5,403
   Vanguard Energy                                   3,812    30.57    75.69     116,561     288,561     8.5%       172,001
   Vanguard Health Care                              1,061   113.21   151.52     120,138     160,795     4.7%        40,657
                                                                               ---------   ---------    ----      ---------
         SUBTOTAL                                                              1,138,799   1,820,958    53.6%       682,159
                                                                               ---------   ---------    ----      ---------
      TOTALS                                                                   2,299,977   3,398,690     100%     1,098,714
                                                                               =========   =========    ====      =========

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund.)

Cash & Equivalents    17%
Energy & Nat. Res     20%
Global Flexibly Mgd    9%
Global Smaller Cos     6%
Health Care           12%
International         13%
Technology             5%
U.S. Fexibly Mgd       6%
US Large Cap           8%
US Mid Cap             2%
US Small Cap           1%
Other                  1%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

Cash & Equivalents    13%
Large Cap Blend       34%
Large Cap Growth      20%
Large Cap Value       22%
Mid Cap Blend          0%
Mid Cap Growth         8%
Mid Cap Value          2%
Small Cap Value        0%
Small Cap Blend        1%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Semi-Annual Report 06/30/07    (Published 8/31/07) Page 7

GENERAL BOND FUND Portfolio Valuation* Date 06/30/2007

                                                   SHARES OR
                                                   PRINCIPAL    UNIT                                                UNREALIZED
                    POSITION                         AMOUNT     COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                       ---------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                   63,662      1.00     1.00      63,662      63,662     2.0%           0

GOVERNMENT AGENCY OBLIGATIONS
   Fed Nat'l Mtg Assoc 3.66 4/30/08 c'07            200,000    100.08    98.66     200,152     197,312     6.3%      (2,840)
   Fed Nat'l Mtg Assoc 5.125 4/22/13 c'07            50,000    101.24    97.75      50,621      48,875     1.6%      (1,746)
   Fed Nat'l Mtg Assoc 2.625 10/01/07 c'07          175,000     99.96    99.31     174,929     173,798     5.6%      (1,131)
   Fed Nat'l Mtg Assoc 3.375 8/19/08 c'07            50,000     98.77    99.03      49,384      49,516     1.6%         132
   Fed Nat'l Mtg Assoc 4.0 3/15/10 c'07             150,000     96.65    96.97     144,979     145,454     4.7%         474
   Fed Nat'l Mtg Assoc 4.0 9/22/09                  150,000     98.77    99.31     148,151     148,970     4.8%         818
   Fed Nat'l Mtg Assoc 4.125 7/21/11 c'07            50,000     94.73    95.84      47,367      47,922     1.5%         555
   Fed Nat'l Mtg Assoc 4.25 5/13/10 c'07             25,000     98.64    97.47      24,659      24,367     0.8%        (292)
   Fed Nat'l Mtg Assoc 4.375 6/21/10 c'07            43,000     97.35    97.75      41,861      42,033     1.3%         171
   Fed Nat'l Mtg Assoc 3.55 06/17/10 c'07            25,000     94.44    95.50      23,610      23,875     0.8%         265
   Fedl Farm Cr Bank 5.35 due 12/11/08              100,000     99.57   100.13      99,567     100,128     3.2%         561
   Fedl Home Ln Bank Bond 5.355 1/05/09              50,000     98.76   100.22      49,378      50,110     1.6%         731
   Fedl Home Ln Bank Bond 5.785 4/14/08              50,000    100.64   100.31      50,322      50,157     1.6%        (166)
   Fedl Home Ln Bank Bond 3.17 9/11/07 c'07         125,000    100.00    99.56     125,006     124,454     4.0%        (552)
   Fedl Home Ln Bank Bond 3.35 4/29/08 c'07         235,000     98.64    98.41     231,805     231,254     7.4%        (551)
   Fedl Home Ln Bank Bond 5.45 6/6/11               200,000    100.00    99.44     200,000     198,876     6.4%      (1,124)
   Fedl Home Ln Bank Bond 4.25 12/3/08 c'07          25,000     97.27    98.63      24,318      24,656     0.8%         338
   Fedl Home Ln Bank Bond 3.5 12/26/08 c'07          25,000     97.65    97.53      24,412      24,383     0.8%         (30)
   Fedl Home Ln Bank Bond 4.7 6/28/10 c'07          100,000     98.45    98.41      98,453      98,406     3.2%         (47)
   Fedl Home Ln Bank Bond 4.0 4/20/09 c'07          100,000     97.91    97.94      97,905      97,938     3.1%          33
   Fedl Home Ln Bank Bond 4.0 3/26/09               100,000     97.92    98.00      97,920      98,000     3.1%          80
   Fedl Home Ln Bank Bond 3.02 7/27/07 NC           100,000    100.00    99.84     100,000      99,844     3.2%        (156)
   Fedl Home Ln Mtg Corp Deb 3.125 12/16/08 c"07     50,000     97.12    97.03      48,561      48,516     1.6%         (46)
   Fedl Home Ln Mtg Corp Deb 3.0 12/15/09            30,000     94.98    94.94      28,494      28,483     0.9%         (11)
   Fedl Home Ln Mtg Corp Deb 5.125 10/15/08         130,000     99.51    99.97     129,357     129,960     4.2%         602
   Fedl Home Ln Mtg Corp Deb 4.35 06/02/08           50,000     99.23    99.15      49,613      49,575     1.6%         (38)
   Fedl Home Ln Mtg Corp Deb 4.1 03/15/10            25,000     96.29    97.21      24,073      24,302     0.8%         230
   Fedl Home Ln Mtg Corp Deb 4.375 11/09/11 c'07    100,000     95.48    96.59      95,476      96,587     3.1%       1,111
                                                                                 ---------   ---------    ----       ------
      Subtotal                                                                   2,480,374   2,477,747    79.4%      (2,627)

CORPORATE OBLIGATIONS
   CP&L Energy 5.95 3/01/09                          50,000     99.19   100.82      49,593      50,410     1.6%         817
   DaimlerChrysler 4.05 06/04/08                    150,000     98.72    98.38     148,082     147,570     4.7%        (512)
   GMAC 4.375 12/10/07                               80,000     98.86    99.28      79,091      79,423     2.5%         332
   Heinz 6.428 12/01/08                             100,000    100.91   101.00     100,913     100,998     3.2%          85
   Merrill Lynch 3.375 09/14/07                     200,000     99.68    99.59     199,368     199,188     6.4%        (180)
                                                                                 ---------   ---------    ----       ------
      Subtotal                                                                     577,048     577,589    18.5%         541
                                                                                 ---------   ---------    ----       ------
         TOTALS                                                                  3,121,084   3,118,998     100%      (2,085)
                                                                                 =========   =========    ====       ======

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE

Cash & Equivalents          2%
Corporate                  19%
US Treasury & Gov Agency   79%

BREAKDOWN BY GENERAL RATING
(S&P)

AAA Rated                  81%
A Rated                     8%
BBB Rated                  11%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Semi-Annual Report 06/30/07    (Published 8/31/07) Page 8

International Fund -- Portfolio Valuation Date 06/30/2007

                                                             UNIT                                               UNREALIZED
                    POSITION                       SHARES    COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                      -------   -----   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                619,804    1.00     1.00     619,804     619,804    11.3%             0

INTERNATIONAL STOCK MUTUAL FUNDS
   AF Europacific Fund                             12,053   33.01    51.96     397,897     626,278    11.4%       228,381
   CS International Focus Fund                     17,975   12.63    18.54     227,025     333,257     6.1%       106,232
   Eaton Vance Grtr India A                         5,586   25.03    29.16     139,795     162,885     3.0%        23,090
   Harbor International                             9,367   34.71    70.54     325,120     660,776    12.0%       335,655
   iShares MSCI Australia Index Fd                  4,000   17.38    28.47      69,517     113,880     2.1%        44,363
   iShares MSCI EMU Index Fd                          100   92.21   118.00       9,221      11,800     0.2%         2,579
   iShares MSCI EAFE Value Index Fd                 1,200   66.62    78.34      79,946      94,008     1.7%        14,062
   iShares MSCI Japan Index Fd                      4,000   12.75    14.51      50,983      58,040     1.1%         7,057
   iShares MSCI Malaysia Index Fd                   3,000    7.18    11.80      21,532      35,400     0.6%        13,868
   iShares MSCI Singapore Index Fd                  1,000    9.21    13.64       9,213      13,640     0.2%         4,427
   iShares MSCI Spain Index Fd                        500   30.63    58.14      15,314      29,070     0.5%        13,756
   iShares MSCI Sweden Index Fd                       200   27.10    36.07       5,419       7,214     0.1%         1,795
   Marsico Int'l Opportunities                     25,728    9.63    18.17     247,716     467,474     8.5%       219,758
   Putnam International Capital Opportunities A    19,904   18.67    42.89     371,570     853,703    15.5%       482,133
   Templeton Foreign Fund A                        42,573    9.88    14.95     420,824     636,465    11.6%       215,640
                                                                             ---------   ---------    ----      ---------
      SUBTOTAL                                                               2,391,095   4,103,890    74.5%     1,712,795

DEVELOPING MARKETS MUTUAL FUNDS
   Templeton Developing Markets Trust A            24,693   13.22    31.76     326,552     784,265    14.2%       457,713
                                                                             ---------   ---------    ----      ---------
      SUBTOTAL                                                                 326,552     784,265    14.2%       457,713
                                                                             ---------   ---------    ----      ---------
   TOTALS                                                                    3,337,451   5,507,959     100%     2,170,508
                                                                             =========   =========    ====      =========

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents      14%
Domestic Stock           1%
Foreign Emerging Mkts   13%
Foreign Stock           71%
Other                    1%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

Cash & Equivalents      11%
Large Cap Blend         33%
Large Cap Growth        12%
Large Cap Value         29%
Mid Cap Value           15%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Semi-Annual Report 06/30/07    (Published 8/31/07) Page 9

Larger Company Stock Fund -- Portfolio Valuation* Date 06/30/07

                                                              UNIT                                                UNREALIZED
                    POSITION                        SHARES    COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                       -------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                 339,682     1.00     1.00     339,682     339,682     7.5%             0

U.S. LARGER CO. STOCK FUNDS
   Dodge & Cox Stock Fund                            2,792   116.28   162.09     324,691     452,626    10.0%       127,935
   Franklin Rising Dividends A                      13,905    25.15    37.47     349,702     521,031    11.5%       171,330
   Fundamental Investors Fund A                     12,307    29.68    44.20     365,259     543,970    12.0%       178,712
   iShares DJ Select Dividend Index Fund               200    66.77    71.89      13,353      14,378     0.3%         1,025
   iShares S&P Global Healthcare Sect Index Fund       500    57.24    59.16      28,621      29,580     0.7%           959
   iShares GS Networking Index Fund                    400    29.21    35.70      11,685      14,280     0.3%         2,595
   Mairs & Power Growth Fund                         5,680    14.01    82.99      79,597     471,389    10.4%       391,792
   Torray Fund                                       9,756    37.70    43.89     367,802     428,199     9.5%        60,398
   Washington Mutual Investors Fund A               10,973    28.37    37.19     311,298     408,101     9.0%        96,803
                                                                               ---------   ---------    ----      ---------
      SUBTOTAL                                                                 1,852,007   2,883,556    63.7%     1,031,549

U.S. LARGER COMPANY HEDGE FUNDS
   ProShares UltraShort S&P500                         806    53.76    52.72      43,356      42,514     0.9%          (842)
                                                                               ---------   ---------    ----      ---------
      SUBTOTAL                                                                    43,356      42,514     0.9%          (842)

U.S. MID-CAP LARGER CO. STOCK FUNDS
   Calamos Growth A                                  5,378    43.33    60.00     233,056     322,697     7.1%        89,641
   Heartland Select Value                           19,206    27.81    31.86     534,206     611,901    13.5%        77,695
   Navellier MidCap Growth                           9,964    25.27    33.05     251,834     329,313     7.3%        77,479
                                                                               ---------   ---------    ----      ---------
      SUBTOTAL                                                                 1,019,096   1,263,911    27.9%       244,815
                                                                               ---------   ---------    ----      ---------
   TOTALS                                                                      3,254,141   4,529,663     100%     1,275,522
                                                                               =========   =========    ====      =========

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents      11%
Domestic Stock          81%
Foreign Stock            7%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents       7%
Large Cap Blend         46%
Large Cap Growth        10%
Large Cap Value          9%
Larger Mid-Cap Growth   14%
Larger Mid-Cap Value    14%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 10

Short Term Bond Fund -- Portfolio Valuation Date 06/30/2007

                                                SHARES OR
                                                PRINCIPAL                                                          UNREALIZED
                   POSITION                       AMOUNT    UNIT COST   PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                   --------                     ---------   ---------   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                                247,052       1.00     1.00     247,052     247,052    17.1%           0

US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
   Fed'l Home Ln Bank 3.35 04/29/08 c'07          100,000      98.64    98.41      98,641      98,406     6.8%        (235)
   Fed'l Home Ln Bank 3.375 10/30/07 c'07          35,000      99.78    99.34      34,924      34,770     2.4%        (153)
   Fed'l Home Ln Bank 4.3 5/09/08                 100,000     100.01    99.09     100,009      99,094     6.9%        (915)
   Fed'l Home Ln Bank 4.0 9/03/08 c'07             50,000      99.90    98.56      49,952      49,282     3.4%        (670)
   Fed'l Home Ln Bank 4.05 12/16/08 c'07           50,000      99.81    98.34      49,905      49,172     3.4%        (733)
   Fed'l Home Ln Bank 4.05 8/13/08 c'07            45,000      98.91    98.69      44,508      44,410     3.1%         (99)
   Fed'l Home Ln Bank 4.08 10/28/08 c'07           25,000      98.45    98.41      24,612      24,602     1.7%         (11)
   Fed'l Home Ln Bank 4.0 4/1/10 c'07              50,000      96.94    96.94      48,468      48,469     3.4%           1
   Fed'l Home Ln Bank 4.0 2/23/09 c'07             50,000      98.16    98.09      49,078      49,047     3.4%         (31)
   Fed'l Home Ln Mtg Corp 3.65 5/16/08 c'07       130,000      99.64    98.58     129,532     128,158     8.9%      (1,374)
   Fed'l Home Ln Mtg Corp 4.25 6/15/09 c'07        50,000      98.18    98.22      49,092      49,109     3.4%          17
   Fed'l Nat'l Mtg Assoc 3.375 8/19/08 c'07        50,000      98.77    99.03      49,384      49,516     3.4%         132
   Fed'l Nat'l Mtg Assoc 3.625 10/07/09 c'07       25,000      97.36    97.81      24,341      24,453     1.7%         112
   Fed'l Nat'l Mtg Assoc 5.25 6/4/09              200,000      99.93    99.81     199,866     199,626    13.8%        (240)
   Fed'l Nat'l Mtg Assoc 3.5 2/11/08              100,000      99.24    99.19      99,240      99,188     6.9%         (52)
                                                                                ---------   ---------    ----       ------
      Subtotal                                                                  1,051,551   1,047,300    72.6%      (4,251)

CORPORATE OBLIGATIONS
   Hertz Corp 6.625 5/15/08 NC                     50,000     100.09    98.88      50,044      49,438     3.4%        (606)
   John Hancock Life 3.0 9/15/07                   50,000     100.00    99.48      50,002      49,742     3.4%        (261)
   SAFECO Corp 4.2 2/1/08 NC                       50,000     100.11    99.32      50,053      49,662     3.4%        (391)
                                                                                ---------   ---------    ----       ------
      Subtotal                                                                    150,099     148,841    10.3%      (1,258)
                                                                                ---------   ---------    ----       ------
         TOTALS                                                                 1,448,702   1,443,193     100%      (5,509)
                                                                                =========   =========    ====       ======

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE

Cash & Equivalents             17%
Corporate                      10%
US Treasury & Gov Agency 60%   73%

BREAKDOWN BY GENERAL RATING (S&P)

AAA Rated                      88%
AA Rated                        4%
A Rated                         4%
BBB Rated                       4%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 11

Smaller Company Stock Fund -- Portfolio Valuation Date 06/30/07

                                                                                                             UNREALIZED
                POSITION                    SHARES    UNIT COST   PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                --------                  ---------   ---------   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                          355,665      1.00      1.00     355,665     355,665     7.3%             0

U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
   Columbia Acorn Z Fund                     18,124     19.44     32.76     352,325     593,736    12.2%       241,411
   Hennessy Cornerstone Growth                8,511     21.82     20.00     185,718     170,228     3.5%       (15,491)
                                                                          ---------   ---------    ----      ---------
      SUBTOTAL                                                              538,043     763,963    15.7%       225,920

U.S. SMALLER CO. STOCK MUTUAL FUNDS
   Munder Small Cap Value A                  14,855     25.93     30.89     385,195     458,885     9.4%        73,690
   Nationwide SmallCap Fund                  29,862     19.76     23.48     590,173     701,154    14.4%       110,981
   Royce Opportunity Fund                    35,336      8.14     14.70     287,781     519,444    10.7%       231,663
   Wasatch Small Cap Value                  127,615      4.73      5.67     603,970     723,576    14.8%       119,606
                                                                          ---------   ---------    ----      ---------
      SUBTOTAL                                                            1,867,119   2,403,058    49.3%       535,940

U.S. MICROCAP STOCK MUTUAL FUNDS
   Bjurman & Barry MicroCap Growth            2,194     27.69     21.79      60,743      47,805     1.0%       (12,938)
   Franklin MicroCap Value                   17,961     23.01     45.45     413,300     816,317    16.7%       403,017
   Royce MicroCap Inv                        25,664     17.44     19.11     447,496     490,444    10.1%        42,947
                                                                          ---------   ---------    ----      ---------
      SUBTOTAL                                                              921,539   1,354,565    27.8%       433,026
                                                                          ---------   ---------    ----      ---------
   TOTALS                                                                 3,682,366   4,877,252     100%     1,194,886
                                                                          =========   =========    ====      =========

*    Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents       13%
Domestic Stock           80%
Foreign Stock             6%
Other                     1%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents        7%
Small Cap Blend          60%
Small Cap Growth          1%
Small Cap Value          17%
Smaller Mid-Cap Growth   12%
Smaller Mid-Cap Blend     3%

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 12

STATEMENT OF ASSETS AND LIABILITIES JUNE 29, 2007

                                                      GBF          STBF          LCSF          SCSF          INTF           ACF
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   ASSETS

Investments in Securities at Value
   Identified                                       3,118,998     1,443,193     4,529,662     4,877,252     5,507,958     3,398,691
Investments in Securities at Cost:
   GBF                                3,121,084
   STBF                               1,448,702
   LCSF                               3,254,141
   SCSF                               3,682,366
   INTF                               3,337,451
   ACF                                2,299,997
Accounts Receivable - Other                                 0             0             0           100             0             0
Interest Receivable                                    24,343        10,115           412           682         2,429         1,103
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   TOTAL ASSETS                                     3,143,341     1,453,308     4,530,074     4,878,034     5,510,387     3,399,794
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Liabilities
Accounts Payable for Securities                             0             0             0             0             0             0
Accounts Payable - Other                                  852           336         1,311         1,395         1,831         1,336
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   TOTAL LIABILITIES                                      852           336         1,311         1,395         1,831         1,336
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   NET ASSETS                                       3,142,489     1,452,972     4,528,762     4,876,639     5,508,556     3,398,458
                                                 ============  ============  ============  ============  ============  ============

Composition of Net Assets:

                                                      GBF          STBF          LCSF          SCSF          INTF           ACF
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Capital Paid in on Shares of Capital
   Stock                                            3,127,310     1,458,106     3,395,221     3,906,428     3,324,829     2,343,019
Undistributed Net Investment Income
   (Loss)                                              23,321         9,602      (141,981)     (224,675)       13,219       (43,275)
Accumulated Net Capital Loss                           (6,057)       (9,227)            0             0             0             0
Net Unrealized Appreciation/
   (Depreciation)                                       2,085        (5,509)    1,275,522     1,194,886     2,170,508     1,098,714
Net Assets                                       $  3,142,489  $  1,452,972  $  4,528,762  $  4,876,639  $  5,508,556  $  3,398,458
                                                 ============  ============  ============  ============  ============  ============
Shares of Beneficial Interest
   Outstanding                                    312,722.154   156,183.754   301,372.944   323,933.153   320,141.398   212,746.142
Net Asset Value Per Share                             10.0488        9.3029       15.0271       15.0545       17.2066       15.9742

STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED 06/29/07

                                                            GBF     STBF      LCSF      SCSF      INTF      ACF
                                                          ------   ------   -------   -------   -------   -------
   INCOME

Mutual Fund Dividends (Including Money  Market Funds)      9,435    5,667    21,573     7,549    22,664    13,517
   Interest                                               74,716   27,603         0         0         0         0
                                                          ------   ------   -------   -------   -------   -------
   TOTAL INCOME                                           84,151   33,269    21,573     7,549    22,664    13,517
                                                          ------   ------   -------   -------   -------   -------
   EXPENSES

12B-1 Distribution Expense                                 2,445      592     2,949     2,810     4,420     3,707
MF Services Expense                                       11,947    4,578    17,629    19,037    17,984    12,619
Advisory Fee                                              15,684    4,787    41,752    45,087    42,595    29,888
Less: Amount Waived                                            0        0         0         0         0         0
Custodian Fee                                              1,226      519     1,621     1,745     1,935     1,153
Printing Expense                                               0        0         0         0         0         0
Directors Fee                                                730      309       964     1,038     1,151       686
Registration Fee                                             563      238       744       801       888       529
PA Capital Stock Tax Expense                                 251      106       331       357       396       236
Auditing Fee                                               2,888    1,223     3,817     4,109     4,556     2,715
Legal Fee                                                  1,364      578     1,802     1,940     2,151     1,282
Miscellaneous Expense                                          2        1         3         3         4         2
Insurance Expense                                          1,859      787     2,457     2,645     2,933     1,748
Prospectus Production and Mailing Expense                      0        0         0         0         0         0
Advertising Expense                                            0        0         0         0         0         0
Compliance Expense                                         2,297      973     3,035     3,268     3,623     2,159
IT Expense                                                     5        2         6         7         7         4
Pricing Expense                                              642      272       849       914     1,013       604
Other                                                          0        0         0         0         0         0
                                                          ------   ------   -------   -------   -------   -------
   TOTAL EXPENSES                                         28,194   10,878    45,110    48,642    55,058    32,882
                                                          ------   ------   -------   -------   -------   -------
   NET INVESTMENT INCOME (LOSS)                           55,957   22,392   -23,537   -41,092   -32,394   -19,365
                                                          ======   ======   =======   =======   =======   =======
   REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
Realized Long & Short Term Capital Gains/(Losses)              0     -131    50,941    73,339   103,212    37,733
Unrealized Appreciation(Depreciation) during Period       -4,170    2,840   272,904   359,679   442,043   298,568
                                                          ------   ------   -------   -------   -------   -------
   NET REALIZED & UNREALIZED APPRECIATION(DEPRECIATION)   -4,170    2,709   323,845   433,018   545,255   336,300

   NET INCREASE/DECREASE IN NET ASSETS FROM OPERATION     51,787   25,101   300,308   391,926   512,861   316,936
                                                          ======   ======   =======   =======   =======   =======

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 13

STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
STATEMENT OF CHANGE IN NET ASSETS
Six Months Ended June 29,2007 and Year Ended December 31, 2006

                                                                 GBF                       STBF                      LCSF
                                                       -----------------------   -----------------------   -----------------------
                                                        6/30/2007   12/31/2006    6/30/2007   12/31/2006    6/30/2007   12/31/2006
                                                       ----------   ----------   ----------   ----------   ----------   ----------
   INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Investment Income - Net                                    55,957      109,109       22,392       37,421      (23,537)     (26,172)
Net Realized Gains(Losses) in Investments                       0         (711)        (131)           0       50,941      407,247
Unrealized Appreciation(Depreciation) of Investments       (4,170)      20,693        2,840        6,275      272,904         (893)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       51,787      129,091       25,101       43,696      300,308      380,182
Investment Income and Short Term Gains                    (68,244)     (98,049)     (23,702)     (31,799)           0            0
Realized Long-Term Gains                                        0            0           (0)        --              0     (103,105)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
   TOTAL DISTRIBUTIONS                                    (68,244)     (98,049)     (23,702)           0            0     (103,105)
Purchases                                                  81,641    3,125,468      198,454      759,346       44,440      210,463
Redemptions                                              (679,564)   1,356,867)    (264,764)    (292,065)    (304,248)    (863,591)
Reinvestment of Dividends                                  67,961       97,638       23,514       31,527         --        102,733
                                                       ----------   ----------   ----------   ----------   ----------   ----------
   NET INCREASE(DECREASE) IN NET ASSETS RESULTING
      FROM CAPITAL SHARE TRANSACTIONS                    (529,963)   1,866,238      (42,796)     498,808     (259,808)    (575,433)
   TOTAL INCREASE(DECREASE) IN NET ASSETS                (546,420)   1,897,279      (41,396)     381,335       40,500     (298,356)
Net Assets, Beginning of Period                         3,688,909    1,791,623    1,494,369      983,666    4,488,261    4,786,617
Net Assets, End of Period                               3,142,489    3,688,909    1,452,972    1,494,369    4,528,762    4,488,261
Capital Paid in on Shares of Capital Stock              3,127,310    3,657,276    1,458,106    1,500,902    3,395,221    3,655,029
Undistributed Net Investment Income (Loss)                 23,321       35,605        9,602       11,043     (141,981)    (169,385)
Accumulated Net Capital Loss                               (6,057)      (6,057)      (9,227)      (9,227)           0            0
Net Unrealized Appreciation/(Depreciation)                  2,085        2,085       (5,509)      (8,349)   1,275,522    1,002,617
Net Assets                                             $3,142,489   $3,688,909   $1,452,972   $1,494,369   $4,528,762   $4,488,261
                                                       ==========   ==========   ==========   ==========   ==========   ==========

                                                                 SCSF                      INTF                       ACF
                                                       -----------------------   ------------------------   -----------------------
                                                        6/30/2007   12/31/2006    6/30/2007    12/31/2006    6/30/2007   12/31/2006
                                                       ----------   ----------   ----------   -----------   ----------   ----------
   INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Investment Income - Net                                   (41,092)     (53,611)     (32,394)       (2,797)     (19,365)     (18,297)
Net Realized Gains(Losses) in Investments                  73,339      977,090      103,212       547,424       37,733      307,992
Unrealized Appreciation(Depreciation) of Investments      359,679     (305,194)     442,043       294,002      298,568       32,227
                                                       ----------   ----------   ----------   -----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      391,926      618,285      512,861       838,629      316,936      321,922
Investment Income and Short Term Gains                         (0)     (35,977)        --            --             (0)      (5,438)
Realized Long-Term Gains                                        0     (887,776)           0      (265,946)           0     (284,010)
                                                       ----------   ----------   ----------   -----------   ----------   ----------
   TOTAL DISTRIBUTIONS                                          0     (923,752)           0       265,946)           0     (289,448)
Purchases                                                  55,147      196,036      150,022     1,056,927      182,037      255,404
Redemptions                                              (421,345)    (985,977)    (532,829)   (1,266,588)    (195,543)    (925,837)
Reinvestment of Dividends                                    --        920,023         --         265,142         --        287,816
                                                       ----------   ----------   ----------   -----------   ----------   ----------
   NET INCREASE(DECREASE) IN NET ASSETS RESULTING
      FROM CAPITAL SHARE TRANSACTIONS                    (366,198)     130,082     (382,807)       55,481      (13,506)    (382,616)
   TOTAL INCREASE(DECREASE) IN NET ASSETS                  25,728     (175,385)     130,054       628,164      303,429     (350,142)
Net Assets, Beginning of Period                         4,850,911    5,026,297    5,378,501     4,750,345    3,095,028    3,445,169
Net Assets, End of Period                               4,876,639    4,850,911    5,508,556     5,378,501    3,398,458    3,095,028
Capital Paid in on Shares of Capital Stock              3,906,428    4,272,626    3,324,829     3,707,635    2,343,019    2,356,524
Undistributed Net Investment Income (Loss)               (224,675)    (256,922)      13,219       (57,599)     (43,275)     (61,642)
Accumulated Net Capital Loss                                    0            0            0             0            0            0
Net Unrealized Appreciation/(Depreciation)              1,194,886      835,207    2,170,508     1,728,465    1,098,714      800,146
Net Assets                                             $4,876,639   $4,850,911   $5,508,556   $ 5,378,501   $3,398,458   $3,095,028
                                                       ==========   ==========   ==========   ===========   ==========   ==========


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 14

STATEMENT OF CASH FLOWS, FOR THE SIX MONTH PERIOD ENDED 06/29/07

                                                          GBF       STBF       LCSF        SCSF       INTF        ACF
                                                       --------   --------   --------   ---------   --------   --------
   CASH PROVIDED (USED) BY OPERATING ACTIVITIES
Net Increase in Net Assets from Operations               51,787     25,101    300,308     391,926    512,861    316,936
   ADJUSTMENTS REQUIRED TO RECONCILE TO
      NET ASSETS PROVIDED BY OPERATING ACTIVITIES
Investments Purchased                                  (621,203)  (539,198)   (60,965)   (597,099)   (16,419)   (65,070)
Sales or Redemptions                                    700,000    385,000    185,571   1,107,071    240,239    138,925
Net Realized (Gains)Losses on Investments                    (0)       131    (50,941)    (73,339)  (103,212)   (37,733)
Unrealized (Appreciation)Depreciation of Investments      4,170     (2,840)  (272,904)   (359,679)  (442,043)  (298,568)
Reinvestment of Ordinary Dividend Distributions               0          0    (13,500)     (1,621)    (5,597)    (1,809)
Net Amortization of Bond Premiums(Discounts)            (11,976)    (3,167)         0           0          0          0
(Increase)Decrease in Interest Receivable                12,498      1,284        438        (415)       (31)      (495)
(Increase)Decrease in  Receivables                            0          0          0        (100)         0          0
Increase(Decrease) in Accounts Payable                     (211)       (33)      (269)       (244)      (321)       162
                                                       --------   --------   --------   ---------   --------   --------
   NET CASH PROVIDED(USED) BY OPERATING ACTIVITIES      135,066   (133,722)    87,739     466,500    185,477     52,348

   CASH PROVIDED(USED) BY FINANCING ACTIVITIES
Shareholder Contributions                                81,641    198,454     44,440      55,147    150,022    182,037
Shareholder Redemptions (Incl. amts. reinvested in
   other Trust Portfolios)                             (679,564)  (264,764)  (304,248)   (421,345)  (532,829)  (195,543)
Cash Distributions Paid                                    (283)      (187)         0           0          0          0
                                                       --------   --------   --------   ---------   --------   --------
   NET CASH PROVIDED(USED) BY FINANCING ACTIVITIES     (598,207)   (66,497)  (259,808)   (366,198)  (382,807)   (13,506)

   INCREASE(DECREASE) IN CASH DURING PERIOD            (463,141)  (200,219)  (172,069)    100,303   (197,330)    38,842

Cash Balance - Beginning of Period                      526,803    447,271    511,751     255,362    817,134    400,274
                                                       --------   --------   --------   ---------   --------   --------
Cash Balance - End of Period                             63,662    247,052    339,682     355,665    619,804    439,117
                                                       ========   ========   ========   =========   ========   ========
   SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   NONCASH FINANCING ACTIVITIES NOT INCLUDED HEREIN
      CONSIST OF:
Reinvestment of Dividends and Distributions              67,961     23,514          0           0          0          0
                                                       ========   ========   ========   =========   ========   ========

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 15

                             STAAR INVESTMENT TRUST

        Supplementary Information -- Selected per Share Data and Ratios
               Period from January 1, 2003 through June 29, 2007

                                                  GBF                                              STBF
                           ------------------------------------------------  ------------------------------------------------
                           1/1/07 -  1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -  1/1/07 -  1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -
                           06/30/07  12/31/06  12/31/05  12/31/04  12/31/03  06/30/07  12/31/06  12/31/05  12/31/04  12/31/03
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE DATA
Net Asset Value Beginning
   Of Period                10.11     10.06     10.45     10.75     10.99      9.30      9.21      9.40      9.85     11.02
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
Net Investment Income        0.17      0.35      0.35      0.31      0.39      0.15      0.28      0.24      0.24      0.50
Net Realized & Unrealized
   Gains                    (0.07)     0.01     (0.34)    (0.25)     0.05      0.01      0.04     (0.23)    (0.26)     0.15
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
Total Income from
   Operations                0.10      0.36      0.01      0.06      0.44      0.15      0.32      0.01     (0.02)     0.65
Total Distributions to
   Shareholders             (0.22)    (0.31)    (0.40)    (0.36)    (0.68)    (0.16)    (0.23)    (0.20)    (0.43)    (1.82)
Net Asset Value End of
   Period                   10.05     10.11     10.06     10.45     10.75      9.30      9.30      9.21      9.40      9.85
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
Total Return *               1.51%     3.73%     0.11%     0.50%     4.05%     1.76%     3.50%     0.07%    -0.14%     5.88%
                            =====     =====     =====     =====     =====     =====     =====     =====     =====     =====
RATIOS
Expenses to Avg. Net
   Assets **                 1.68%     1.33%     1.31%     1.60%     1.34%     1.51%     1.12%     1.02%     1.53%     1.20%
Net Inv Income to Avg Net
   Assets **                 3.34%     3.47%     3.40%     2.88%     3.56%     3.11%     3.04%     2.60%     2.49%     4.57%
Portfolio Turnover Rate     18.51%    40.48%    17.84%    31.80%    35.97%    26.77%    11.79%    48.02%    86.65%     8.53%

NET ASSETS, END OF PERIOD
(000s omitted)              3,142     3,689     1,792     2,364     2,923     1,453     1,494       984       602       415
                            =====     =====     =====     =====     =====     =====     =====     =====     =====     =====

                             2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Such ratios are after
   effect of expenses
   waived (cents per
   share rounded):           0.00      0.01     0.02      0.00       0.03      0.00      0.01      0.03      0.00      0.03

                                                 LCSF
                           ------------------------------------------------
                           1/1/07 -  1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -
                           06/30/07  12/31/06  12/31/05  12/31/04  12/31/03
                           --------  --------  --------  --------  --------
PER SHARE DATA
Net Asset Value Beginning
   Of Period                14.05     13.14     12.67     11.45      9.49
                            -----     -----     -----     -----     -----
Net Investment Income       (0.08)    (0.08)    (0.12)    (0.11)    (0.07)
Net Realized & Unrealized
   Gains                     1.17      1.32      0.59      1.33      2.03
                            -----     -----     -----     -----     -----
Total Income from
   Operations                1.10      1.24      0.47      1.22      1.96
Total Distributions to
   Shareholders              0.00     (0.33)     0.00      0.00      0.00
Net Asset Value End of
   Period                   15.03     14.05     13.14     12.67     11.45
                            -----     -----     -----     -----     -----
Total Return *               6.98%     9.44%     3.69%    10.65%    20.65%
                            =====     =====     =====     =====     =====
RATIOS
Expenses to Avg. Net
   Assets **                 2.01%     1.84%     1.97%     1.94%     1.68%
Net Inv Income to Avg Net
   Assets **                -1.05%    -0.56%    -0.94%    -0.92%    -0.71%
Portfolio Turnover Rate      1.36%    22.95%    14.00%    35.19%    46.31%

NET ASSETS, END OF PERIOD
(000s omitted)              4,529     4,488     4,787     5,015     4,086
                            =====     =====     =====     =====     =====

                             2007      2006      2005      2004      2003
                           --------  --------  --------  --------  --------
Such ratios are after
   effect of expenses
   waived (cents per
   share rounded):           0.00      0.00      0.00      0.00      0.03

                                                 SCSF                                              INTF
                           ------------------------------------------------  ------------------------------------------------
                           1/1/07 -  1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -  1/1/07 -  1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -
                           06/30/07  12/31/06  12/31/05  12/31/04  12/31/03  06/30/07  12/31/06  12/31/05  12/31/04  12/31/03
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE DATA
Net Asset Value Beginning
   Of Period                13.87     14.85     15.43     14.53     10.29     15.62     13.54     11.59      9.74      7.40
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
Net Investment Income       (0.12)    (0.17)    (0.23)    (0.26)    (0.19)    (0.10)    (0.01)    (0.04)    (0.06)     0.02
Net Realized & Unrealized
   Gains                     1.47      2.26      1.04      2.10      4.43      1.94      2.90      1.99      1.91      2.33
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
Total Income from
   Operations                1.35      2.09      0.81      1.84      4.24      1.84      2.89      1.95      1.85      2.35
Total Distributions to
   Shareholders              0.00     (3.07)    (1.39)    (0.94)     0.00      0.00     (0.81)     0.00      0.00     (0.01)
Net Asset Value End of
   Period                   15.05     13.87     14.85     15.43     14.53     17.21     15.62     13.54     11.59      9.74
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
Total Return *               8.53%    14.22%     5.22%    12.69%    41.21%    10.17%    21.38%    16.82%    18.96%    31.85%
                            =====     =====     =====     =====     =====     =====     =====     =====     =====     =====
RATIOS
Expenses to Avg. Net
   Assets **                 2.01%     1.83%     1.96%     1.94%     1.66%     2.04%     1.86%     1.99%     1.96%     1.75%
Net Inv Income to Avg Net
   Assets **                -1.70%    -1.06%    -1.50%    -1.73%    -1.61%    -1.20%    -0.06%    -0.34%    -0.63%     0.24%
Portfolio Turnover Rate     12.33%    37.46%    23.04%    33.58%    45.72%     0.30%    15.66%    16.23%    16.99%    29.10%
NET ASSETS, END OF PERIOD
(000s omitted)              4,877     4,851     5,026     5,551     4,592     5,509     5,379     4,750     4,033     3,032
                            =====     =====     =====     =====     =====     =====     =====     =====     =====     =====

                             2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Such ratios are after
   effect of expenses
   waived (cents per
   share rounded):           0.00      0.00      0.00      0.00      0.03      0.00      0.00      0.00      0.00      0.02

                                                  ACF
                           ------------------------------------------------
                           1/1/07 -  1/1/06 -  1/1/05 -  1/1/04 -  1/1/03 -
                           06/30/07  12/31/06  12/31/05  12/31/04  12/31/03
                           --------  --------  --------  --------  --------
PER SHARE DATA
Net Asset Value Beginning
   Of Period                14.46     14.28     13.25     11.77      9.17
                            -----     -----     -----     -----     -----
Net Investment Income       (0.09)    (0.08)    (0.13)    (0.14)    (0.10)
Net Realized & Unrealized
   Gains                     1.81      1.75      1.70      1.62      2.70
                            -----     -----     -----     -----     -----
Total Income from
   Operations                1.72      1.67      1.57      1.48      2.60
Total Distributions to
   Shareholders              0.00     (1.49)    (0.54)     0.00      0.00
Net Asset Value End of
   Period                   15.97     14.46     14.28     13.25     11.77
                            -----     -----     -----     -----     -----
Total Return *              10.50%    11.65%    11.91%    12.55%    28.35%
                            =====     =====     =====     =====     =====
RATIOS
Expenses to Avg. Net
   Assets **                 2.03%     1.89%     2.01%     2.01%     1.77%
Net Inv Income to Avg Net
   Assets **                -1.20%    -0.55%    -0.94%    -1.18%    -0.97%
Portfolio Turnover Rate      2.01%    11.08%    35.48%    28.35%    33.19%
NET ASSETS, END OF PERIOD
(000s omitted)              3,398     3,095     3,445     2,956     2,266
                            =====     =====     =====     =====     =====

                             2007      2006      2005      2004      2003
                           --------  --------  --------  --------  --------
Such ratios are after
   effect of expenses
   waived (cents per
   share rounded):           0.00      0.00      0.00      0.00      0.03

* Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.

**   Annualized. Using monthly averages.

The accompanying notes are an integral part of these financial statements.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 16

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 29, 2007

NOTE 1 - ORGANIZATION AND PURPOSE

     STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.

     The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

     The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

          STAAR General Bond Fund (Formerly Intermediate Bond Fund) STAAR Short Term Bond Fund (Formerly Long Term Bond Fund) STAAR Larger Company Stock Fund
          STAAR Smaller Company Stock Fund
          STAAR International Fund
          STAAR Alternative Categories Fund

     Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all invested mutual funds or exchange-traded funds, as published on their respective web-sites or elsewhere. When applicable, securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

     Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2006. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains each year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2006 the following net capital loss carryforwards existed for federal income tax purposes:

STBF   $9,227
GBF    $6,057

     The above net capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. Expiration of the capital loss carry forwards occurs in 2009-2014. The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Distributions to shareholders - Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income and realized gain distributions from other funds are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Through December 31, 2002, discounts and premiums on securities purchased were not amortized over the life of the respective securities. On January 1, 2003, the Trust began amortizing all premiums and discounts on fixed income securities to conform with a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change did not impact the Trust's net asset values, and resulted in immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 17

                                  JUNE 29, 2007

NOTE 3 - SHAREHOLDER TRANSACTIONS

     The declaration of trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in
Note 2. During the years ended December 31, 2006 and 2005, at least 98%, respectively of dividends declared were reinvested by the respective owners of beneficial interest. For the current period, transactions in units of beneficial interest were as shown below:

      YEAR ENDED 12/31/2005                                         YEAR ENDED 12/31/2006
      ---------------------    -------------------------------------------------------------------------------------------
                                                          DISTRIBUTION
             BALANCE                   SOLD               REINVESTMENT           REDEMPTIONS                BALANCE
      ---------------------    --------------------    -----------------    ----------------------    --------------------
FUND   SHARES     DOLLARS      SHARES      DOLLARS     SHARES    DOLLARS     SHARES       DOLLARS     SHARES      DOLLARS
----  -------    ----------    -------    ---------    ------    -------    --------    ----------    -------    ---------
GBF   178,165     1,791,038    310,188    3,125,468     9,678     97,638    (133,233)   (1,356,867)   364,799    3,657,276
STBF  106,841     1,002,094     81,840      759,346     3,410     31,527     (31,355)     (292,065)   160,736    1,500,901
LCSF  364,352     4,230,474     15,368      210,463     7,313    102,722     (67,504)     (888,630)   319,528    3,655,029
SCSF  338,442     4,142,508     12,188      196,036    63,569    920,059     (64,479)     (985,977)   349,719    4,272,625
INTF  350,923     3,652,151     67,270    1,056,927    16,977    265,145     (90,791)   (1,266,588)   344,379    3,707,635
ACF   241,226     2,739,144     16,902      255,404    19,910    287,814     (63,935)     (925,837)   214,104    2,356,525

                                 PERIOD ENDED 6/30/2007
        -----------------------------------------------------------------------
                           DISTRIBUTION
              SOLD         REINVESTMENT      REDEMPTIONS           BALANCE
        ---------------  ---------------  -----------------  ------------------
FUND    SHARES  DOLLARS  SHARES  DOLLARS   SHARES   DOLLARS   SHARES   DOLLARS
----    ------  -------  ------  -------  -------  --------  -------  ---------
GBF      8,026   81,641   6,741   67,958  (66,844) (679,564) 312,722  3,127,310
STBF    21,239  198,454   2,525   23,515  (28,316) (264,764) 156,184  1,458,106
LCSF     3,032   44,440       0        0  (21,188) (304,248) 301,373  3,395,221
SCSF     3,779   55,147       0        0  (29,565) (421,345) 323,933  3,906,428
INTF     9,313  150,022       0        0  (33,551) (532,829) 320,141  3,324,829
ACF     11,878  182,037       0        0  (13,235) (195,543) 212,746  2,343,019

NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of June 29, 2007.

          Cost        Gain       Loss       Net      Market Value
       ---------   ---------   -------   ---------   ------------
GBF    3,651,046      13,893   (11,808)      2,085     3,653,131
STBF   1,491,687         536    (8,885)     (8,349)    1,483,338
LCSF   3,486,375   1,002,648       (31)  1,002,617     4,488,992
SCSF   4,017,076     892,629   (57,423)    835,206     4,852,282
INTF   3,649,792   1,728,465         0   1,728,465     5,378,257
ACF    2,295,448     802,194    (2,048)    800,146     3,095,594


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 18

                             STAAR INVESTMENT TRUST
                      NOTES TO FINANCIAL STATEMENTS (CONT.)
                                  JUNE 29, 2007

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

     Effective April 1, 1996, the Trust entered into an Investment Advisory Agreement with STAAR Financial Advisors, Inc., a related party (Advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one-year period. This agreement has subsequently been extended annually and currently is effective through April 14, 2007. The Directors considered past investment performance, progress in compliance matters, strategies and economic and market outlook of the Advisor in the renewal process. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of .40% for STBF, .50% for GBF, and .90% for all other portfolios. In 2005 the Adviser temporarily reduced the fees to .25% for the General Bond Fund and 0% for the Short Term Bond Fund, but the fees were restored to the fee schedule on June 10, 2006 for GBF and June 20, 2006 for STBF.

     The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust were paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001, except for certain marketing and other costs associated with the sale and distribution of shares.

     Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor. Directors' fees of $10,147 and $9,485 in 2006 and 2005 respectively, were also incurred by the Trust.

     Effective September 1, 1998, Staar Investment Trust shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12b-1 fees.

     Effective August 2, 2001, STAAR Investment Trust shareholders approved a new 12b-1 arrangement which provided for accrual of fees based upon a daily percentage (.000411% for bond funds and .000548% for stock funds) of the total net asset values. The broker/dealer fees discussed above were paid out of such fee accruals. The balance of the fees was used for marketing and other costs associated with the sale and distribution of shares. Effective January 1, 2002, Staar Investment Trust changed the 12b-1 daily accrual rate to .000658% for all funds, based upon estimated requirements. In 2003 and in 2004 management revised its estimated resulting liability, and accordingly recorded reductions to 12b-1 expenses. For the years ended December 31, 2006 and 2005, the aggregate net amounts charged to expense for all portfolios were $16,922 and $19,663, respectively.

     Effective January 1, 2004 the Trust entered into a mutual fund service agreement with STAAR Financial Advisors, Inc. under which each portfolio is charged a fee of .38% of average daily net assets for fund accounting and operations, shareholder and transfer agency and compliance services provided. The agreement is reviewed and renewed annually by the Board of Trustees and was effective through December 31, 2006.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 19

                             STAAR INVESTMENT TRUST
                      NOTES TO FINANCIAL STATEMENTS (CONT.)
                                  JUNE 29, 2007

NOTE 5-INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (cont.)

Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of June 29, 2007, as follows:

                                                                      SHARES OWNED
                                             -------------------------------------------------------------
                                               GBF       STBF      LCSF       SCSF       INTF        ACF
                                             -------   -------   --------   --------   --------   --------
J. Andre Weisbrod & Family                     4,907     5,518     11,100     11,854     10,608     12,216
Trustees (not including J. Andre Weisbrod)         0       203         33         33         63         65
Employees of Adviser                               0         0        164      2,386        203        182
Other Affiliated Persons                           0         0          0          0          0          0
                                               -----     -----     ------     ------     ------     ------
   TOTAL Number of Shares                      4,907     5,721     11,297     14,273     10,874     10,463

                                                                 VALUE OF SHARES OWNED
                                             -------------------------------------------------------------
J. Andre Weisbrod & Family                   $49,309   $51,333   $166,801   $178,456   $182,528   $195,141
Trustees (not including J. Andre Weisbrod)         0     1,888        496        497      1,084      1,038
Employees of Adviser                               0         0      2,464     35,920      3,493      2,907
Other Affiliated Persons                           0         0          0          0          0          0
                                             -------   -------   --------   --------   --------   --------
   Total Value of Shares Owned               $49,309   $53,222   $169,761   $214,873   $187,105   $199,086
                                             =======   =======   ========   ========   ========   ========

The Trustees have authorized the use of a broker-dealer in which the president of the investment advisor serves as a registered representative; as such, the president of the investment advisor may benefit indirectly from the Trust's payment of commissions and 12(b)-1 fees.

NOTE 6 - AUDITING AND ACCOUNTING FEES

The following table discloses the fees paid by the Trust for Auditing and other services performed by the Trust's principal accountant.

         AUDIT FEES   AUDIT RELATED   TAX FEES   ALL OTHER FEES     TOT
         ----------   -------------   --------   --------------   ------
2007*      16,808         2,500         1,677             0       20,985
2006       21,842         3,537         3,525             0       28,904
2005       23,453         3,895         4,317         2,732       34,397
           ------         -----         -----         -----       ------
           62,103         9,932         9,519         2,732       84,286
           ======         =====         =====         =====       ======

*    Through June 29, 2007

NOTE 7 - AVAILABILITY OF ADDITIONAL INFORMATION

Fund Directors: Additional information about the Board of Trustees can be found in the Statement of Additional Information as filed with the SEC. For a copy you may write to Shareholder Services, STAAR Financial Advisors, Inc., 604 McKnight Park Dr., Pittsburgh, PA 15237 or call 412-367-9076 or 1-800-332-7738 PIN 3371.

Proxy Voting Policies: The Proxy Voting Policy and Proxy Voting Record for the most recent 12-month period may be obtained from STAAR Financial Advisors as listed above.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 20

OTHER NOTES

The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies can be found in the Prospectus and Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

A board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.

Due to the small size of the board, there is only one committee, the Audit Committee. Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board. The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds. The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

          The Board of Trustees has adopted a number of policies adopted to protect shareholders. Details may be found in the Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below. Among these are...

          Fair value Pricing: The Board has adopted a policy and procedures for fair value pricing. However, since the practice of the manager is to purchase securities that are widely traded and easily priced by third party services, the Trust rarely needs to employ this policy.

          Personal transactions policy: Independent Trustees and access persons of the Adviser are required to disclose quarterly any securities transactions they make in securities that are owned by the Trust. Pre-clearance of a personal transaction in a Security required to be approved by regulations must be obtained from the Compliance Officer or a person (Clearing Officer) who has been authorized by the Compliance Officer to pre-clear transactions. A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.

          Short-term trading and market timing policy: The board has taken measures to guard against short-term trading and market timing abuses that could adversely affect shareholder value.

          Trading Error Policies and Procedures: The Board has adopted a policy whereby the Advisor addresses any errors that may occur in trading securities for the Funds.

          Bonding: A Fidelity Bond is required to protect shareholders, clients and the firms serving them against inappropriate activities on the part of access persons.

          Anti-Money Laundering: Pursuant to the USA Patriot Act, the Board has adopted a policy governing the "know your client" principle that governs the collection of personal and/or corporate information from investors.

          Business Continuity Plan: The Board has adopted a plan to address disaster management in the event of fire, terrorism, theft, natural disaster or other events that could interrupt the business of the Funds.

          Proxy Voting Policy: Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generally either not vote or will vote as recommended by the Directors of the fund owned by the Trust. However, the policy provides for voting in such a manner as to best serve the shareholders.

          Code of Ethics: The Board has adopted a code of ethics.

          Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use. The Trustees have authorized the use of a broker-dealer in which the president of the investment advisor serves as a registered representative; as such, the president of the investment advisor may benefit indirectly from the Trust's payment of commissions and 12(b)-1 fees.

          Detailed information as to securities pricing and the purchase and redemption of shares is found in the Prospectus, which may be obtained from STAAR Investment Trust using the contact information below. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

          Performance data is provided and calculated according to SEC guidelines and formulas may be found in the Statement of Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

          For a Prospectus and/or copy of the Statement of Additional Information or other information, contact Shareholder Services, STAAR Financial Advisors, Inc., 604 McKnight Park Dr., Pittsburgh, PA 15237 or call 412-367-9076 or 1-800-332-7738 PIN 3371.


STAAR Investment Trust Semi-Annual Report 06/30/07   (Published 8/31/07) Page 21

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Back Page

[STAAR Investment Trust Logo]

OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIL: staarbase@aol.com
WEB SITE: www.staarfunds.com

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

CUSTODIAN
Huntington National Bank
7 Easton Oval
Columbus, OHL 43219

COUNSEL
Thomas Sweeney Jr., Esq.
Sweeney and Associates, PC
P.O. Box 82637
Pittsburgh, PA 15218

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(AUDITORS)
Carson & Co, LLC
201 Village Commons,
Sewickley, PA 15143

TRUSTEES

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Advertising/Marketing Consultant

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial
Advisors, Inc.

DELETE>>John H. Weisbrod - Emeritus
Cranberry, PA
Former President, Sea Breeze
Laboratories, Inc. <<DELETE

VISIT OUR WEB SITE:
www.staarfunds.com
Performance Updates [GRAPHIC]
Prospectus and Forms
Articles and Information
The Funny File
STAAR Cards


STAAR Investment Trust Semi-Annual Report 06/30/07 (Published 8/31/07)   Page 22

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Back Cover

[STAAR(SM) Investment Trust Logo]

This page is blank

Semi-Annual Report
January 1, 2007 to June 29, 2007

604 McKnight Park Dr.
Pittsburgh, PA 15237
412-367-9076

ITEM 2. CODE OF ETHICS.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

[E/O]

Not applicable to open-end investment companies.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant, Carson & Co., LLC of Sewickley, PA, conducted the 2006 annual audit and related services for the Trust and billed the Trust $44,730 for these services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

The Board of Trustees have adopted a code of Procedures and practices designed to assure that the interests of shareholders are protected, that full disclosures are made, that conflicts of interest are avoided and to assure compliance with securities laws.

ITEM 10. EXHIBITS.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

(a) Any code of ethics or amendment thereto. Previously filed with 2000 prospectus and SAI.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)


/s/ J. Andre Weisbrod
----------------------------------------
J. Andre Weisbrod,
Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Richard Levkoy
----------------------------------------
Richard Levkoy,
Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust
(Registrant)


Date 8/31/07


The STAAR Investment Trust
(Registrant)


Date 8/31/07